Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Prepaid land use rights
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	266,228	266,228
Less: accumulated amortization	(20,339)	(14,785)
Current portion of prepaid land use rights (recorded in other current assets)	5,555	5,555
Non-current portion of prepaid land use rights	240,334	245,888
Net	245,889	251,443
Agriculture Bank of China [Member]
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	77,656
Long term bank loan secured by pledge of prepaid land use rights	40,000